Accumulated Other Comprehensive Income (Loss) (Details) - Schedule of changes in accumulated balances of other comprehensive income (loss) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 843
Other comprehensive income before reclassifications	2,048
Amounts reclassified from accumulated other comprehensive income (loss)	(76)
Net current period other Comprehensive income	1,972
Ending Balance	2,815
Unrealized gain (loss) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	452
Other comprehensive income before reclassifications	1,904
Amounts reclassified from accumulated other comprehensive income (loss)	(102)
Net current period other Comprehensive income	1,802
Ending Balance	2,254
Unrealized gain on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	9
Other comprehensive income before reclassifications	54
Amounts reclassified from accumulated other comprehensive income (loss)	26
Net current period other Comprehensive income	80
Ending Balance	89
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	382
Other comprehensive income before reclassifications	90
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other Comprehensive income	90
Ending Balance	$ 472